Debt Instruments at Amortized Cost - Summary of Debt Instruments at Amortized Cost (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [Line Items]
Investment in debt securities and other long-term investments	₱ 370	₱ 395
Less: Current portion of debt instrument at amortized cost (Note 27)	20	25
Noncurrent portion of debt instrument at amortized cost (Note 27)	350	370
Retail Treasury Bonds [Member]
Disclosure of detailed information about financial instruments [Line Items]
Investment in debt securities and other long-term investments	340	340
Fixed Rate Treasury Notes, or FXTN [Member]
Disclosure of detailed information about financial instruments [Line Items]
Investment in debt securities and other long-term investments	₱ 30	₱ 55